Income Taxes - Summary of Federal and State Income Tax Benefit Between Current and Deferred Portions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal, Current					$ (731)	$ (98)
State, Current					(107)
Total income tax benefit, Current					(838)	(98)
Federal, Deferred					(1,260)	(1,271)
State, Deferred					(223)	(221)
Total income tax benefit, Deferred					(1,483)	(1,492)
Federal, Total					(1,991)	(1,369)
State, Total					(330)	(221)
Total income tax benefit	$ 36	$ (1,398)	$ 85	$ (1,664)	$ (2,321)	$ (1,590)